Short-Term Bond Portfolio

SCHEDULE OF INVESTMENTS

March 31, 2021 (unaudited)

Corporate Bonds (51.2%)	Shares/ Par +	Value $ (000’s)
Basic Materials (0.5%)
Equate Petrochemical BV 3.000%, 3/3/22 §	400,000	406
LYB International Finance III, LLC 1.250%, 10/1/25	380,000	375
Nucor Corp. 2.000%, 6/1/25	155,000	159
POSCO 2.375%, 11/12/22 144A	810,000	830
Syngenta Finance NV 3.933%, 4/23/21 144A	265,000	266

Total		2,036

Communications (3.7%)
AT&T, Inc. 0.900%, 3/25/24	1,060,000	1,062
Baidu, Inc.
2.875%, 7/6/22	405,000	415
3.500%, 11/28/22	345,000	360
Booking Holdings, Inc. 4.100%, 4/13/25	395,000	440
Charter Communications Operating LLC / Charter Communications Operating Capital Corp.
4.464%, 7/23/22 b	2,017,000	2,104
4.908%, 7/23/25 b	995,000	1,128
Comcast Corp.
3.100%, 4/1/25	125,000	135
3.700%, 4/15/24	460,000	502
Cox Communications, Inc.
2.950%, 6/30/23 144A	60,000	63
3.150%, 8/15/24 144A	865,000	923
Crown Castle Towers LLC 3.720%, 7/15/43 144A	300,000	312
Expedia, Inc. 3.600%, 12/15/23 144A	565,000	601
Fox Corp. 3.666%, 1/25/22	420,000	431
JD.com, Inc. 3.125%, 4/29/21 b	1,195,000	1,197
NTT Finance Corp.
0.373%, 3/3/23 144A	660,000	660
0.583%, 3/1/24 144A	265,000	264
The Priceline Group, Inc. 2.750%, 3/15/23	150,000	156
Sky, Ltd. 3.750%, 9/16/24 144A	310,000	340
T-Mobile USA, Inc.
2.250%, 2/15/26	470,000	473
3.500%, 4/15/25 144A	515,000	556
Verizon Communications, Inc.
0.750%, 3/22/24	405,000	406
0.850%, 11/20/25	500,000	489
1.450%, 3/20/26	650,000	650
2.946%, 3/15/22	325,000	333
3.376%, 2/15/25	230,000	250
5.150%, 9/15/23	350,000	388

Corporate Bonds (51.2%)	Shares/ Par +	Value $ (000’s)
Communications continued
WPP Finance 2010 3.625%, 9/7/22	140,000	146

Total		14,784

Consumer Staples (0.2%)
China Mengniu Dairy Co., Ltd. 1.875%, 6/17/25 §	856,000	852

Total		852

Consumer, Cyclical (5.3%)
7-Eleven, Inc. 0.625%, 2/10/23 144A	200,000	200
0.645%, (ICE LIBOR USD 3 Month plus 0.450%), 8/10/22 144A	180,000	180
0.800%, 2/10/24 144A	325,000	324
American Airlines Pass Through Trust, Series 2017-2, Class B 3.700%, 4/15/27	287,685	264
AutoZone, Inc. 3.625%, 4/15/25	235,000	256
BMW US Capital LLC
0.676%, (ICE LIBOR USD 3 Month plus 0.410%), 4/12/21 144A	525,000	525
0.754%, (ICE LIBOR USD 3 Month plus 0.500%), 8/13/21 144A	390,000	391
Daimler Finance North America LLC 1.750%, 3/10/23 144A	815,000	833
Ford Motor Credit Co. LLC
3.470%, 4/5/21	200,000	200
3.813%, 10/12/21	220,000	222
5.875%, 8/2/21	200,000	203
General Motors Co.
4.875%, 10/2/23	330,000	361
5.400%, 10/2/23	500,000	543
General Motors Financial Co., Inc.
1.118%, (ICE LIBOR USD 3 Month plus 0.850%), 4/9/21	350,000	350
2.900%, 2/26/25	845,000	886
3.200%, 7/6/21	385,000	387
Harley-Davidson Financial Services, Inc.
2.550%, 6/9/22 144A	170,000	173
4.050%, 2/4/22 144A	560,000	576
Hasbro, Inc.
2.600%, 11/19/22	395,000	407
3.000%, 11/19/24	525,000	559
Hyundai Capital America
0.800%, 1/8/24 144A	390,000	387
1.150%, 11/10/22 144A	385,000	387
2.375%, 2/10/23 144A	865,000	888
2.450%, 6/15/21 144A	325,000	326
2.850%, 11/1/22 144A	228,000	235
3.000%, 6/20/22 144A	470,000	483
3.950%, 2/1/22 144A	245,000	251
Marriott International, Inc.
3.125%, 2/15/23	170,000	175

Short-Term Bond Portfolio

Corporate Bonds (51.2%)	Shares/ Par +	Value $ (000’s)
Consumer, Cyclical continued
3.600%, 4/15/24	370,000	394
McDonald’s Corp.
1.450%, 9/1/25	270,000	273
3.300%, 7/1/25	155,000	168
3.350%, 4/1/23	305,000	321
Nissan Motor Acceptance Corp.
2.600%, 9/28/22 144A	565,000	579
3.650%, 9/21/21 144A	405,000	410
Nissan Motor Co., Ltd. 3.043%, 9/15/23 144A	525,000	549
Nordstrom Inc. 2.300%, 4/8/24 144A	85,000	85
O’Reilly Automotive, Inc. 3.800%, 9/1/22	195,000	202
Panasonic Corp. 2.536%, 7/19/22 144A	335,000	343
QVC, Inc. 4.375%, 3/15/23	710,000	744
Ralph Lauren Corp. 1.700%, 6/15/22	100,000	102
Ross Stores, Inc.
0.875%, 4/15/26	245,000	237
4.600%, 4/15/25 b	1,100,000	1,234
Starbucks Corp. 2.700%, 6/15/22	205,000	210
The TJX Cos., Inc. 3.500%, 4/15/25	735,000	801
Toyota Industries Corp. 3.110%, 3/12/22 144A	435,000	445
Toyota Motor Credit Corp. 2.650%, 4/12/22	875,000	896
United Airlines Pass Through Trust, Series 2019-2, Class B 3.500%, 11/1/29	172,078	167
Volkswagen Group of America Finance LLC
0.750%, 11/23/22 144A	360,000	361
0.875%, 11/22/23 144A	345,000	347
2.500%, 9/24/21 144A	200,000	202
2.700%, 9/26/22 144A	290,000	300
2.900%, 5/13/22 144A	200,000	205
3.125%, 5/12/23 144A	200,000	210
Walgreen Co. 3.100%, 9/15/22	195,000	202

Total		20,959

Consumer, Non-cyclical (8.0%)
AbbVie, Inc.
2.300%, 5/14/21	375,000	375
2.600%, 11/21/24 b	1,935,000	2,043
2.900%, 11/6/22	775,000	804
3.200%, 11/6/22	85,000	88
3.250%, 10/1/22	80,000	83
3.450%, 3/15/22	265,000	271
Aetna, Inc. 2.800%, 6/15/23	275,000	287
AmerisourceBergen Corp. 0.737%, 3/15/23	1,050,000	1,051
Archer-Daniels-Midland Co. 2.750%, 3/27/25	240,000	255

Corporate Bonds (51.2%)	Shares/ Par +	Value $ (000’s)
Consumer, Non-cyclical continued
AstraZeneca PLC 3.500%, 8/17/23	205,000	218
BAT International Finance PLC 1.668%, 3/25/26	475,000	470
Baxalta, Inc. 3.600%, 6/23/22	125,000	129
Bayer US Finance II LLC
0.855%, (ICE LIBOR USD 3 Month plus 0.630%), 6/25/21 144A	580,000	581
3.500%, 6/25/21 144A	310,000	311
3.875%, 12/15/23 144A	505,000	544
Becton Dickinson and Co.
2.894%, 6/6/22 b	1,127,000	1,156
3.363%, 6/6/24	695,000	747
3.734%, 12/15/24	110,000	120
Bristol-Myers Squibb Co.
2.600%, 5/16/22	210,000	215
2.750%, 2/15/23	300,000	313
2.900%, 7/26/24	268,000	286
3.250%, 2/20/23	91,000	96
3.550%, 8/15/22	300,000	313
Bunge, Ltd. Finance Corp.
3.000%, 9/25/22 b	1,880,000	1,938
4.350%, 3/15/24	55,000	60
Cardinal Health, Inc.
2.616%, 6/15/22	50,000	51
3.079%, 6/15/24	310,000	329
3.200%, 3/15/23	395,000	415
3.500%, 11/15/24	525,000	569
Cargill, Inc. 1.375%, 7/23/23 144A	300,000	306
Cigna Corp.
0.613%, 3/15/24	190,000	189
3.000%, 7/15/23	320,000	337
3.750%, 7/15/23	179,000	191
CommonSpirit Health 1.547%, 10/1/25	365,000	367
CVS Health Corp.
2.625%, 8/15/24	150,000	158
3.700%, 3/9/23	164,000	174
Diageo Capital PLC 1.375%, 9/29/25	300,000	303
EMD Finance LLC 2.950%, 3/19/22 144A	190,000	194
Equifax, Inc.
1.150%, (ICE LIBOR USD 3 Month plus 0.870%), 8/15/21	285,000	286
2.300%, 6/1/21	465,000	466
3.600%, 8/15/21	275,000	278
General Mills, Inc.
0.811%, (ICE LIBOR USD 3 Month plus 0.540%), 4/16/21	465,000	465
Gilead Sciences, Inc. 0.750%, 9/29/23 b	1,115,000	1,116
Global Payments, Inc. 2.650%, 2/15/25	345,000	363
Health Care Service Corp., a Mutual Legacy Reserve Co. 1.500%, 6/1/25 144A	780,000	786

Short-Term Bond Portfolio

Corporate Bonds (51.2%)	Shares/ Par +	Value $ (000’s)
Consumer, Non-cyclical continued
Humana, Inc.
2.900%, 12/15/22	80,000	83
3.150%, 12/1/22	150,000	155
3.850%, 10/1/24	275,000	300
4.500%, 4/1/25	565,000	635
Imperial Brands Finance PLC
3.125%, 7/26/24 144A	245,000	259
3.500%, 2/11/23 144A	810,000	843
3.750%, 7/21/22 144A	1,655,000	1,709
Keurig Dr. Pepper, Inc. 3.551%, 5/25/21	465,000	467
Moody’s Corp. 3.750%, 3/24/25	505,000	551
PayPal Holdings, Inc. 1.350%, 6/1/23	710,000	723
PeaceHealth Obligated Group 1.375%, 11/15/25	105,000	105
Perrigo Finance Unlimited Co. 3.900%, 12/15/24 b	2,160,000	2,297
Philip Morris International, Inc. 1.125%, 5/1/23	220,000	223
Prosperous Ray, Ltd. 4.625%, 11/12/23 §	650,000	704
RELX Capital, Inc. 3.500%, 3/16/23	270,000	284
Royalty Pharma PLC 0.750%, 9/2/23 144A	425,000	425
Shire Acquisitions Investments Ireland DAC 2.875%, 9/23/23	1,005,000	1,056
Stryker Corp. 0.600%, 12/1/23	190,000	190
Thermo Fisher Scientific, Inc. 4.133%, 3/25/25	180,000	200
Tyson Foods, Inc. 2.250%, 8/23/21	280,000	282

Total		31,588

Diversified (0.3%)
CK Hutchison International 17 II, Ltd. 2.750%, 3/29/23 §	650,000	676
Shanghai Electric Group Global Investment, Ltd. 2.650%, 11/21/24 §	550,000	574

Total		1,250

Energy (6.8%)
Aker BP ASA
3.000%, 1/15/25 144A	445,000	460
4.750%, 6/15/24 144A	600,000	616
BP Capital Markets America, Inc. 2.937%, 4/6/23	470,000	494
Canadian Natural Resources, Ltd. 2.050%, 7/15/25	635,000	642
Cenovus Energy, Inc.
3.000%, 8/15/22 b	1,125,000	1,151
3.800%, 9/15/23	305,000	322
Cheniere Corpus Christi Holdings LLC
5.875%, 3/31/25	425,000	484
7.000%, 6/30/24 b	1,110,000	1,278

Corporate Bonds (51.2%)	Shares/ Par +	Value $ (000’s)
Energy continued
Diamondback Energy, Inc.
2.875%, 12/1/24	830,000	875
4.750%, 5/31/25	660,000	738
Enbridge, Inc. 0.417%, (US SOFR plus 0.400%), 2/17/23	205,000	205
Energy Transfer Operating LP
2.900%, 5/15/25	115,000	120
3.600%, 2/1/23	175,000	182
4.200%, 9/15/23	135,000	144
4.250%, 3/15/23	450,000	475
4.900%, 2/1/24	425,000	464
5.875%, 1/15/24 b	1,054,000	1,173
Eni SpA 4.000%, 9/12/23 144A	420,000	451
Enterprise Products Operating LLC 3.500%, 2/1/22	500,000	513
EOG Resources, Inc. 2.625%, 3/15/23	140,000	145
EQT Corp. 3.000%, 10/1/22	1,020,000	1,037
Equinor ASA 2.875%, 4/6/25	880,000	940
Exxon Mobil Corp.
0.618%, (ICE LIBOR USD 3 Month plus 0.370%), 3/6/22 b	1,110,000	1,113
1.571%, 4/15/23	355,000	364
2.992%, 3/19/25 b	1,025,000	1,098
Gray Oak Pipeline LLC
2.000%, 9/15/23 144A	115,000	117
2.600%, 10/15/25 144A	205,000	208
Husky Energy, Inc. 3.950%, 4/15/22	470,000	481
Kinder Morgan Energy Partners LP 3.950%, 9/1/22	70,000	73
Marathon Oil Corp. 2.800%, 11/1/22	291,000	298
MPLX LP
1.342%, (ICE LIBOR USD 3 Month plus 1.100%), 9/9/22	380,000	380
Occidental Petroleum Corp. 2.600%, 8/13/21	430,000	431
Pioneer Natural Resources Co. 0.750%, 1/15/24	370,000	369
Reliance Industries, Ltd. 5.400%, 2/14/22 §	800,000	831
Sabine Pass Liquefaction LLC
5.625%, 4/15/23	790,000	857
6.250%, 3/15/22 b	1,115,000	1,158
Saudi Arabian Oil Co. 2.750%, 4/16/22 144A	805,000	825
Schlumberger Finance Canada, Ltd. 1.400%, 9/17/25	155,000	155
Schlumberger Holdings Corp.
3.750%, 5/1/24 144A	690,000	744
4.000%, 12/21/25 144A	170,000	188
Shell International Finance BV 2.375%, 4/6/25	570,000	601
Suncor Energy, Inc. 2.800%, 5/15/23	395,000	413

Short-Term Bond Portfolio

Corporate Bonds (51.2%)	Shares/ Par +	Value $ (000’s)
Energy continued
Sunoco Logistics Partners Operations LP
3.450%, 1/15/23	55,000	57
4.250%, 4/1/24	35,000	38
Valero Energy Corp.
1.200%, 3/15/24	380,000	381
2.700%, 4/15/23	810,000	841
3.650%, 3/15/25	110,000	118
Western Midstream Operating LP 4.000%, 7/1/22	800,000	820
The Williams Cos., Inc. 3.700%, 1/15/23	979,000	1,024
Williams Partners LP
3.350%, 8/15/22	95,000	97
4.300%, 3/4/24	145,000	158

Total		27,147

Financial (16.8%)
ABN AMRO Bank NV
0.821%, (ICE LIBOR USD 3 Month plus 0.570%), 8/27/21 144A	760,000	762
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
3.950%, 2/1/22	475,000	486
4.125%, 7/3/23	460,000	488
4.450%, 12/16/21	605,000	619
4.500%, 9/15/23	485,000	522
4.875%, 1/16/24	150,000	163
AIA Group, Ltd.
0.747%, (ICE LIBOR USD 3 Month plus 0.520%), 9/20/21 144A	765,000	763
AIG Global Funding 3.350%, 6/25/21 144A	365,000	368
Air Lease Corp.
2.250%, 1/15/23	360,000	369
3.500%, 1/15/22	265,000	271
American International Group, Inc.
2.500%, 6/30/25	650,000	682
4.875%, 6/1/22	335,000	352
American Tower Corp. 5.000%, 2/15/24	225,000	251
Aon Corp. 2.200%, 11/15/22	180,000	185
Avolon Holdings Funding, Ltd.
2.125%, 2/21/26 144A	610,000	584
2.875%, 2/15/25 144A	435,000	433
3.625%, 5/1/22 144A	670,000	683
3.950%, 7/1/24 144A	130,000	136
Banco Bilbao Vizcaya Argentaria SA 0.875%, 9/18/23	1,000,000	1,003
Banco del Estado de Chile 2.704%, 1/9/25 144A	260,000	271
Banco Santander Mexico SA Institucion De Banca Multiple Grupo Financiero Santander Mexico 4.125%, 11/9/22 §	775,000	809
Bank of America Corp. 0.810%, (US SOFR plus 0.740%), 10/24/24	695,000	697
0.875%, (ICE LIBOR USD 3 Month plus 0.650%), 6/25/22	410,000	411

Corporate Bonds (51.2%)	Shares/ Par +	Value $ (000’s)
Financial continued
1.432%, (ICE LIBOR USD 3 Month plus 1.160%), 1/20/23	665,000	670
2.503%, 10/21/22	280,000	283
Bank of Ireland Group PLC 4.500%, 11/25/23 144A	1,340,000	1,458
Bank of Montreal
0.726%, (ICE LIBOR USD 3 Month plus 0.460%), 4/13/21	430,000	430
Banque Federative du Credit Mutuel SA
0.650%, 2/27/24 144A	505,000	504
2.125%, 11/21/22 144A	630,000	647
Barclays Bank PLC 1.700%, 5/12/22	285,000	289
BDO Unibank, Inc. 2.950%, 3/6/23 §	800,000	828
BPCE SA
1.476%, (ICE LIBOR USD 3 Month plus 1.220%), 5/22/22 144A	280,000	283
5.700%, 10/22/23 144A	1,070,000	1,195
Brixmor Operating Partnership LP 3.250%, 9/15/23	695,000	734
Capital One Financial Corp.
3.200%, 1/30/23	345,000	361
3.500%, 6/15/23	245,000	261
3.900%, 1/29/24	240,000	259
CC Holdings GS V LLC 3.849%, 4/15/23 b	1,360,000	1,448
The Charles Schwab Corp.
0.567%, (ICE LIBOR USD 3 Month plus 0.320%), 5/21/21	470,000	470
4.200%, 3/24/25	525,000	586
Citibank NA
2.844%, (ICE LIBOR USD 3 Month plus 0.596%), 5/20/22	620,000	622
Citigroup, Inc.
2.312%, (US SOFR plus 0.867%), 11/4/22	575,000	581
2.900%, 12/8/21	675,000	686
3.106%, (US SOFR plus 2.750%), 4/8/26	650,000	694
Citizens Bank NA
2.550%, 5/13/21	250,000	250
3.250%, 2/14/22	290,000	297
Citizens Financial Group, Inc. 2.375%, 7/28/21	35,000	35
Cooperatieve Rabobank UA 3.950%, 11/9/22 b	1,190,000	1,253
Credit Agricole SA
1.284%, (ICE LIBOR USD 3 Month plus 1.020%), 4/24/23 144A	315,000	319
Credit Suisse AG
0.495%, 2/2/24	485,000	479
1.000%, 5/5/23	860,000	865
2.800%, 4/8/22	610,000	623
Creditcorp, Ltd. 2.750%, 6/17/25 144A	200,000	204
Crown Castle International Corp. 1.050%, 7/15/26	615,000	595
Danske Bank A/S
1.226%, 6/22/24 144A	880,000	888
3.001%, (ICE LIBOR USD 3 Month plus 1.249%), 9/20/22 144A	725,000	732

Short-Term Bond Portfolio

Corporate Bonds (51.2%)	Shares/ Par +	Value $ (000’s)

Financial continued
5.000%, 1/12/22 144A	465,000	481
Deutsche Bank AG 3.375%, 5/12/21	100,000	100
Discover Bank 3.200%, 8/9/21	470,000	474
Eastern Creation II Investment Holdings, Ltd. 1.000%, 9/10/23 §	900,000	898
First Niagara Financial Group, Inc. 7.250%, 12/15/21	245,000	256
The Goldman Sachs Group, Inc.
0.481%, 1/27/23	385,000	384
0.627%, (US SOFR plus 0.538%), 11/17/23	115,000	115
0.673%, (US SOFR plus 0.572%), 3/8/24	335,000	335
1.041%, (ICE LIBOR USD 3 Month plus 0.780%), 10/31/22	330,000	331
1.355%, (ICE LIBOR USD 3 Month plus 1.110%), 4/26/22	520,000	520
3.500%, 4/1/25	490,000	531
5.750%, 1/24/22	825,000	861
Highwoods Realty LP 3.625%, 1/15/23	740,000	769
HPHT Finance 17, Ltd. 2.750%, 9/11/22 §	520,000	533
HSBC Holdings PLC
1.645%, (US SOFR plus 1.538%), 4/18/26	910,000	910
2.099%, (US SOFR plus 1.929%), 6/4/26	810,000	824
ING Groep NV
1.368%, (ICE LIBOR USD 3 Month plus 1.150%), 3/29/22	335,000	338
JPMorgan Chase & Co.
2.083%, (US SOFR plus 1.850%), 4/22/26	890,000	914
KeyBank NA 1.250%, 3/10/23	580,000	589
Lincoln National Corp. 4.000%, 9/1/23	130,000	141
Lloyds Banking Group PLC
1.326%, (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year plus 1.100%), 6/15/23	200,000	202
LSEGA Financing PLC 0.650%, 4/6/24 144A	765,000	763
Marsh & McLennan Cos., Inc. 3.875%, 3/15/24	345,000	377
Metropolitan Life Global Funding I 0.400%, 1/7/24 144A	430,000	428
Mitsubishi UFJ Financial Group, Inc.
0.895%, (ICE LIBOR USD 3 Month plus 0.650%), 7/26/21	193,000	193
1.176%, (ICE LIBOR USD 3 Month plus 0.920%), 2/22/22	390,000	393
3.218%, 3/7/22	535,000	549
Morgan Stanley
0.529%, (US SOFR plus 0.455%), 1/25/24	450,000	449
0.560%, (US SOFR plus 0.466%), 11/10/23	640,000	640
2.750%, 5/19/22	485,000	498
4.875%, 11/1/22	375,000	400
Nasdaq, Inc. 0.445%, 12/21/22	415,000	415

Corporate Bonds (51.2%)	Shares/ Par +	Value $ (000’s)

Financial continued
Nationwide Building Society
3.622%, (ICE LIBOR USD 3 Month plus 1.181%), 4/26/23 144A	615,000	634
NatWest Markets PLC 2.375%, 5/21/23 144A	640,000	664
New York Life Global Funding
0.569%, (ICE LIBOR USD 3 Month plus 0.320%), 8/6/21 144A	585,000	586
Park Aerospace Holdings, Ltd. 5.250%, 8/15/22 144A	375,000	394
PNC Bank NA
2.450%, 7/28/22	325,000	334
2.950%, 1/30/23	335,000	349
QNB Finance Ltd. 3.500%, 3/28/24 §	880,000	936
Reinsurance Group of America, Inc. 5.000%, 6/1/21	60,000	60
Royal Bank of Scotland Group PLC 3.875%, 9/12/23	520,000	558
SBA Tower Trust
1.884%, 1/15/26 144A	160,000	162
2.836%, 1/15/25 144A	440,000	461
Simon Property Group LP
2.000%, 9/13/24	225,000	233
3.375%, 10/1/24	450,000	484
Standard Chartered PLC
0.991%, (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year plus 0.780%), 1/12/25 144A	220,000	219
1.319%, (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year plus 1.170%), 10/14/23 144A	455,000	458
1.422%, (ICE LIBOR USD 3 Month plus 1.150%), 1/20/23 144A	435,000	438
2.744%, (ICE LIBOR USD 3 Month plus 1.200%), 9/10/22 144A	670,000	676
3.950%, 1/11/23 144A	200,000	209
State Street Corp. 2.825%, (US SOFR plus 2.690%), 3/30/23	160,000	164
SunTrust Bank 2.800%, 5/17/22	480,000	492
Swedbank AB 1.300%, 6/2/23 144A	505,000	513
Synchrony Bank 3.000%, 6/15/22	250,000	257
Synchrony Financial
2.850%, 7/25/22 b	2,066,000	2,121
4.250%, 8/15/24	545,000	593
The Toronto-Dominion Bank 0.550%, 3/4/24	1,015,000	1,014
Trininty Acquisition PLC 3.500%, 9/15/21	315,000	318
Truist Bank 1.250%, 3/9/23 b	1,195,000	1,216
UBS AG 1.750%, 4/21/22 144A	375,000	380
UBS Group AG
1.008%, (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year plus 0.830%), 7/30/24 144A	620,000	624

Short-Term Bond Portfolio

Corporate Bonds (51.2%)	Shares/ Par +	Value $ (000’s)

Financial continued
1.476%, (ICE LIBOR USD 3 Month plus 1.220%), 5/23/23 144A	415,000	420
3.000%, 4/15/21 144A	385,000	385
Wells Fargo & Co.
1.654%, (US SOFR plus 1.600%), 6/2/24	410,000	419
2.188%, (US SOFR plus 2.000%), 4/30/26	400,000	413
3.500%, 3/8/22	56,000	57
Wells Fargo Bank NA
2.082%, (ICE LIBOR USD 3 Month plus 0.650%), 9/9/22	490,000	494
Western Union Co.
2.850%, 1/10/25	570,000	597
3.600%, 3/15/22	885,000	907
Yongda Investment, Ltd. 2.250%, 6/16/25 §	643,000	646

Total		66,633

Industrial (2.9%)
Amphenol Corp. 2.050%, 3/1/25	405,000	418
Avnet, Inc.
3.750%, 12/1/21	405,000	412
4.875%, 12/1/22	180,000	191
Boral Finance, Ltd. 3.000%, 11/1/22 144A	65,000	67
Carrier Global Corp. 2.242%, 2/15/25	835,000	865
Caterpillar Financial Services Corp.
0.528%, (ICE LIBOR USD 3 Month plus 0.280%), 9/7/21	285,000	285
2.950%, 2/26/22	495,000	507
CNH Industrial Capital LLC 3.875%, 10/15/21	460,000	468
DAE Funding LLC 5.250%, 11/15/21 144A	305,000	310
Deere & Co. 2.750%, 4/15/25	195,000	208
FedEx Corp. 3.800%, 5/15/25	380,000	418
GATX Corp. 3.900%, 3/30/23	360,000	381
General Electric Co. 3.450%, 5/15/24	240,000	258
Guangzhou Metro Investment Finance BVI, Ltd. 1.507%, 9/17/25 §	800,000	778
Heathrow Funding, Ltd. 4.875%, 7/15/23 144A	725,000	731
Honeywell International, Inc.
1.350%, 6/1/25	435,000	441
2.300%, 8/15/24	335,000	355
John Deere Capital Corp. 1.200%, 4/6/23	215,000	218
Otis Worldwide Corp. 2.056%, 4/5/25	485,000	499
Penske Truck Leasing Co. LP / PTL Finance Corp. 3.650%, 7/29/21 144A	180,000	181
Republic Services, Inc. 2.500%, 8/15/24	375,000	395

Corporate Bonds (51.2%)	Shares/ Par +	Value $ (000’s)

Industrial continued
Roper Technologies, Inc.
0.450%, 8/15/22	100,000	100
1.000%, 9/15/25	115,000	113
2.350%, 9/15/24	165,000	172
3.125%, 11/15/22	660,000	684
3.650%, 9/15/23	125,000	134
Siemens Financieringsmaatschappij NV
0.400%, 3/11/23 144A	495,000	495
0.650%, 3/11/24 144A	390,000	390
SMBC Aviation Capital Finance DAC
3.550%, 4/15/24 144A	200,000	212
4.125%, 7/15/23 144A	200,000	213
Union Pacific Corp. 3.200%, 6/8/21	565,000	568

Total		11,467

Real Estate (0.3%)
SBA Tower Trust
3.168%, 4/9/47 144A	555,000	556
3.448%, 3/15/23 144A	775,000	816

Total		1,372

Technology (3.2%)
Analog Devices, Inc. 2.950%, 4/1/25	140,000	149
Apple, Inc. 2.400%, 5/3/23	540,000	564
Fidelity National Information Services, Inc.
0.375%, 3/1/23	650,000	648
0.600%, 3/1/24	310,000	308
Fiserv, Inc. 2.750%, 7/1/24	800,000	845
Fortinet, Inc. 1.000%, 3/15/26	380,000	372
HCL America, Inc. 1.375%, 3/10/26 144A	1,000,000	982
International Business Machines Corp.
2.500%, 1/27/22	510,000	519
2.850%, 5/13/22	350,000	360
2.875%, 11/9/22	155,000	162
Microchip Technology, Inc.
0.972%, 2/15/24 144A	685,000	684
2.670%, 9/1/23 144A	490,000	510
3.922%, 6/1/21	745,000	749
Micron Technology, Inc.
2.497%, 4/24/23 b	1,335,000	1,386
4.640%, 2/6/24	410,000	451
NXP BV / NXP Funding LLC
3.875%, 9/1/22 144A	665,000	695
4.625%, 6/1/23 144A	725,000	785
NXP BV / NXP Funding LLC / NXP USA, Inc. 2.700%, 5/1/25 144A	90,000	94
Oracle Corp.
2.400%, 9/15/23	745,000	775
2.500%, 4/1/25 b	1,250,000	1,314
Texas Instruments, Inc. 1.375%, 3/12/25	245,000	249

Total		12,601

Short-Term Bond Portfolio

Corporate Bonds (51.2%)	Shares/ Par +	Value $ (000’s)

Utilities (3.2%)
AES Corp. 3.300%, 7/15/25 144A	365,000	387
American Electric Power Co., Inc. 3.650%, 12/1/21	85,000	87
CenterPoint Energy, Inc. 3.600%, 11/1/21	215,000	219
Duke Energy Corp. 3.550%, 9/15/21	155,000	156
Edison International 2.950%, 3/15/23	310,000	320
3.125%, 11/15/22	290,000	300
Enel Finance International NV
2.650%, 9/10/24 144A	200,000	211
2.750%, 4/6/23 144A	260,000	270
2.875%, 5/25/22 144A	835,000	856
4.250%, 9/14/23 144A	835,000	904
FirstEnergy Corp. 2.850%, 7/15/22	320,000	325
Hero Asia Investment, Ltd. 1.500%, 11/18/23 §	950,000	952
NextEra Energy Capital Holdings, Inc.
0.806%, (ICE LIBOR USD 3 Month plus 0.550%), 8/28/21	610,000	610
NRG Energy, Inc. 3.750%, 6/15/24 144A	270,000	289
Pacific Gas & Electric Co.
1.600%, (ICE LIBOR USD 3 Month plus 1.375%), 11/15/21	955,000	957
1.750%, 6/16/22 b	1,850,000	1,853
San Diego Gas & Electric Co. 1.914%, 2/1/22	30,716	31
Saudi Electricity Global Sukuk Co. 2 3.473%, 4/8/23 §	800,000	839
Sempra Energy 2.875%, 10/1/22	265,000	272
Sinosing Services Pte, Ltd. 2.250%, 2/20/25 §	1,000,000	1,014
Southern California Edison Co. 2.400%, 2/1/22	180,000	182
The Southern Co. 2.350%, 7/1/21	125,000	125
Vistra Operations Co. LLC 3.550%, 7/15/24 144A	1,445,000	1,512

Total		12,671

Total Corporate Bonds (Cost: $199,185)		203,360

Governments (13.2%)

Governments (13.2%)
US Treasury
0.125%, 4/30/22 b	5,870,000	5,872
0.125%, 6/30/22 b	1,775,000	1,775
0.125%, 9/30/22 b	1,855,000	1,855
0.125%, 10/31/22 b	11,365,000	11,364
0.125%, 11/30/22 b	13,390,000	13,387
0.125%, 12/31/22 b	1,935,000	1,934
0.125%, 1/31/23 b	5,450,000	5,447
1.750%, 6/15/22 b	1,795,000	1,831
2.125%, 5/15/22 b	5,140,000	5,257

Governments (13.2%)	Shares/ Par +	Value $ (000’s)

Governments continued
2.250%, 4/15/22 b	3,640,000	3,722

Total		52,444

Total Governments (Cost: $52,212)		52,444

Municipal Bonds (0.8%)

Municipal Bonds (0.8%)
Chicago Transit Authority 1.708%, 12/1/22 RB	20,000	20
1.838%, 12/1/23 RB	20,000	21
2.064%, 12/1/24 RB	55,000	56
City of Houston TX Airport System Revenue 0.883%, 7/1/22 RB	40,000	40
1.054%, 7/1/23 RB	65,000	66
1.272%, 7/1/24 RB	215,000	218
Dallas/Fort Worth International Airport 1.329%, 11/1/25 RB	110,000	110
Florida State Board of Administration Finance Corp. 1.258%, 7/1/25 RB	735,000	742
Long Island Power Authority 0.764%, 3/1/23 RB	160,000	160
Port Authority of New York & New Jersey 1.086%, 7/1/23 RB	625,000	634
State of Connecticut
1.998%, 7/1/24 GO	125,000	130
2.000%, 7/1/23 GO	50,000	52
2.098%, 7/1/25 GO	85,000	89
State of Illinois 2.250%, 10/1/22 GO	885,000	890

Total Municipal Bonds (Cost: $3,190)		3,228

Structured Products (32.3%)

Asset Backed Securities (15.1%)
Ally Master Owner Trust, Series 2018-2, Class A 3.290%, 5/15/23	970,000	974
Americredit Automobile Receivables Trust, Series 2016-4, Class D 2.740%, 12/8/22 b	1,070,000	1,074
AmeriCredit Automobile Receivables Trust, Series 2017-1, Class C 2.710%, 8/18/22	61,291	61
AmeriCredit Automobile Receivables Trust, Series 2017-1, Class D 3.130%, 1/18/23	620,000	628
AmeriCredit Automobile Receivables Trust, Series 2017-3, Class C 2.690%, 6/19/23	186,234	188
AmeriCredit Automobile Receivables Trust, Series 2018-1, Class D 3.820%, 3/18/24	790,000	827
Americredit Automobile Receivables Trust, Series 2018-3, Class A3 3.380%, 7/18/23	325,685	329
AmeriCredit Automobile Receivables Trust, Series 2019-3, Class B 2.130%, 7/18/25	240,000	246

Short-Term Bond Portfolio

Structured Products (32.3%)	Shares/ Par +	Value $ (000’s)

Asset Backed Securities continued
AmeriCredit Automobile Receivables Trust, Series 2020-1, Class C 1.590%, 10/20/25	320,000	325
AmeriCredit Automobile Receivables Trust, Series 2020-1, Class D 1.800%, 12/18/25	315,000	321
AmeriCredit Automobile Receivables Trust, Series 2020-3, Class C 1.060%, 8/18/26	245,000	246
AmeriCredit Automobile Receivables Trust, Series 2021-1, Class C 0.890%, 10/19/26	430,000	428
AmeriCredit Automobile Receivables Trust, Series 2021-1, Class D 1.210%, 12/18/26	270,000	269
Applebee’s Funding LLC / IHOP Funding LLC, Series 2019-1A, Class A2I 4.194%, 6/7/49 144A	587,050	603
Ares LVII CLO, Ltd., Series 2020-57A, Class A
1.564%, (ICE LIBOR USD 3 Month plus 1.320%), 10/25/31 144A	495,000	495
ARI Fleet Lease Trust, Series 2017-A, Class A3 2.280%, 4/15/26 144A	327,369	328
ARI Fleet Lease Trust, Series 2020-A, Class B 2.060%, 11/15/28 144A	345,000	354
Avis Budget Rental Car Funding AESOP LLC, Series 2016-1A, Class A 2.990%, 6/20/22 144A	220,000	221
Avis Budget Rental Car Funding AESOP LLC, Series 2017-2A, Class A 2.970%, 3/20/24 144A	425,000	442
Avis Budget Rental Car Funding AESOP LLC, Series 2017-2A, Class B 3.330%, 3/20/24 144A	435,000	451
Avis Budget Rental Car Funding AESOP LLC, Series 2018-2A, Class C 4.950%, 3/20/25 144A	195,000	210
Avis Budget Rental Car Funding AESOP LLC, Series 2019-1A, Class B 3.700%, 3/20/23 144A	120,000	122
Avis Budget Rental Car Funding AESOP LLC, Series 2019-2A, Class A 3.350%, 9/22/25 144A	340,000	365
Avis Budget Rental Car Funding AESOP LLC, Series 2020-1A, Class A 2.330%, 8/20/26 144A	250,000	260
Babson CLO, Ltd., Series 2017-IA, Class AR
1.072%, (ICE LIBOR USD 3 Month plus 0.800%), 1/20/28 144A	664,724	665
Bayview Mortgage Fund IVc Trust, Series 2017-RT3, Class A 3.500%, (AFC), 1/28/58 144A	387,611	392
Bayview Opportunity Master Fund IVa Trust, Series 2017-SPL5, Class A 3.500%, (AFC), 6/28/57 144A	338,314	346
Bayview Opportunity Master Fund IVb Trust, Series 2017-SPL4, Class A 3.500%, (AFC), 1/28/55 144A	112,433	115

Structured Products (32.3%)	Shares/ Par +	Value $ (000’s)

Asset Backed Securities continued
BlueMountain CLO, Series 2015-2, Class A
1.202%, (ICE LIBOR USD 3 Month plus 0.930%), 7/18/27 144A	406,813	407
BRE Grand Islander Timeshare Issuer LLC, Series 2019-A, Class A 3.280%, 9/26/33 144A	184,371	193
Capital Auto Receivables Asset Trust, Series 2017-1, Class B 2.430%, 5/20/22 144A	37,516	38
Capital Auto Receivables Asset Trust, Series 2017-1, Class C 2.700%, 9/20/22 144A	115,000	116
Capital Auto Receivables Asset Trust, Series 2018-1, Class D 3.700%, 6/20/25 144A	575,000	585
Capital Auto Receivables Asset Trust, Series 2018-2, Class B 3.480%, 10/20/23 144A	87,699	88
Capital Auto Receivables Asset Trust, Series 2018-2, Class C 3.690%, 12/20/23 144A	225,000	227
Carlyle Global Market Strategies, Series 2015-3A, Class A1R
1.247%, (ICE LIBOR USD 3 Month plus 1.000%), 7/28/28 144A	355,206	355
CarMax Auto Owner Trust, Series 2017-4, Class C 2.700%, 10/16/23	95,000	96
CarMax Auto Owner Trust, Series 2019-2, Class B 3.010%, 12/16/24	455,000	476
CarMax Auto Owner Trust, Series 2019-4, Class A4 2.130%, 7/15/25	345,000	358
CarMax Auto Owner Trust, Series 2020-1, Class B 2.210%, 9/15/25	430,000	445
CarMax Auto Owner Trust, Series 2020-1, Class C 2.340%, 11/17/25	190,000	197
CarMax Auto Owner Trust, Series 2020-4, Class D 1.750%, 4/15/27	300,000	303
Cayuga Park CLO, Ltd., Series 2020-1A, Class A
1.832%, (ICE LIBOR USD 3 Month plus 1.600%), 7/17/31 144A	550,000	551
CIFC Funding, Ltd., Series 2014-2RA, Class A1
1.314%, (ICE LIBOR USD 3 Month plus 1.050%), 4/24/30 144A	915,000	915
CIFC Funding, Ltd., Series 2020-1A, Class A1
1.942%, (ICE LIBOR USD 3 Month plus 1.700%), 7/15/32 144A	655,000	656
CIFC Funding, Ltd., Series 2020-3A, Class A1
1.607%, (ICE LIBOR USD 3 Month plus 1.350%), 10/20/31 144A	435,000	436
CNH Equipment Trust, Series 2020-A, Class A4 1.510%, 4/15/27	260,000	265

Short-Term Bond Portfolio

Structured Products (32.3%)	Shares/ Par +	Value $ (000’s)

Asset Backed Securities continued
Daimler Trucks Retail Trust, Series 2020-1, Class A4 1.370%, 6/15/27	855,000	862
Drive Auto Receivables Trust, Series 2020-1, Class C 2.360%, 3/16/26	380,000	388
Dryden 86 CLO, Ltd., Series 2020-86A, Class A
1.884%, (ICE LIBOR USD 3 Month plus 1.650%), 7/17/30 144A	895,000	897
Elara HGV Timeshare Issuer, Series 2017-A, Class A 2.690%, 3/25/30 144A	68,160	70
Elara HGV Timeshare Issuer, Series 2019-A, Class A 2.610%, 1/25/34 144A	162,337	167
Enterprise Fleet Financing LLC, Series 2018-1, Class A2 2.870%, 10/20/23 144A	5,510	5
Enterprise Fleet Financing LLC, Series 2018-2, Class A2 3.140%, 2/20/24 144A	61,053	61
Enterprise Fleet Financing LLC, Series 2019-1, Class A2 2.980%, 10/22/24 144A	116,992	118
Enterprise Fleet Financing LLC, Series 2019-3, Class A2 2.060%, 5/20/25 144A	260,876	265
Ford Credit Auto Owner Trust, Series 2020-2, Class C 1.740%, 4/15/33 144A	310,000	312
Ford Credit Floorplan Master Owner Trust, Series 2020-1, Class C 1.420%, 9/15/25	440,000	445
GM Financial Automobile Leasing Trust, Series 2019-1, Class C 3.560%, 12/20/22	400,000	405
GM Financial Automobile Leasing Trust, Series 2020-2, Class C 2.560%, 7/22/24	200,000	207
GM Financial Consumer Automobile Receivables Trust, Series 2020-4, Class C 1.050%, 5/18/26	225,000	226
GM Financial Securitized Term, Series 2017-3A, Class C 2.520%, 3/16/23 144A	475,000	478
GMF Floorplan Owner Revolving Trust, Series 2019-1, Class A 2.700%, 4/15/24 144A	355,000	364
Golub Capital Partners CLO, Series 2018-39A, Class A1
1.422%, (ICE LIBOR USD 3 Month plus 1.150%), 10/20/28 144A	432,911	433
GS Mortgage Securities Trust, Series 2020-2, Class A3 1.490%, 12/16/24	160,000	162
Hilton Grand Vacations Trust, Series 2017- AA, Class A 2.660%, 12/26/28 144A	722,353	741

Structured Products (32.3%)	Shares/ Par +	Value $ (000’s)

Asset Backed Securities continued
Hilton Grand Vacations Trust, Series 2017-AA, Class B 2.960%, (EXE), 12/26/28 144A	157,629	161
Hilton Grand Vacations Trust, Series 2020- AA, Class A 2.740%, 2/25/39 144A	216,131	225
Hyundai Auto Lease Securitization Trust, Series 2020-A, Class A3 1.410%, 11/15/24	350,000	356
Hyundai Auto Receivables Trust, Series 2017- A, Class B 2.380%, 4/17/23	84,259	84
Hyundai Auto Receivables Trust, Series 2019- A, Class B 2.940%, 5/15/25	325,000	338
KKR Financial CLO, Ltd., Series 2013, Class A1R
1.071%, (ICE LIBOR USD 3 Month plus 0.800%), 1/16/28 144A	623,665	623
KKR Financial CLO, Ltd., Series 2029, Class A
1.200%, (ICE LIBOR USD 3 Month plus 1.200%), 1/15/32 144A	1,000,000	999
Kubota Credit Owner Trust, Series 2020-1A, Class A3 1.960%, 3/15/24 144A	185,000	189
Madison Park Funding, Ltd., Series 2015-18A, Class A1R
1.461%, (ICE LIBOR USD 3 Month plus 1.190%), 10/21/30 144A	690,000	690
Magnetite CLO, Ltd., Series 2020-25A, Class A
1.455%, (ICE LIBOR USD 3 Month plus 1.200%), 1/25/32 144A	405,000	405
Magnetite XVI, Ltd., Series 2015-16A, Class AR
1.072%, (ICE LIBOR USD 3 Month plus 0.800%), 1/18/28 144A	957,380	957
MetLife Securitization Trust, Series 2017-1A, Class A 3.000%, (AFC), 4/25/55 144A	144,257	150
Mill City Mortgage Loan Trust, Series 2016-1, Class A1 2.500%, (AFC), 4/25/57 144A	21,775	22
Mill City Mortgage Loan Trust, Series 2017-2, Class A1 2.750%, (AFC), 7/25/59 144A	190,852	194
MVW Owner Trust, Series 2015-1A, Class A 2.520%, 12/20/32 144A	76,667	77
MVW Owner Trust, Series 2017-1A, Class A 2.420%, 12/20/34 144A	257,333	263
MVW Owner Trust, Series 2017-1A, Class B 2.750%, 12/20/34 144A	27,088	28
MVW Owner Trust, Series 2017-1A, Class C 2.990%, 12/20/34 144A	29,796	30
MVW Owners Trust, Series 2019-2A, Class A 2.440%, 10/20/38 144A	157,981	160
MVW Owners Trust, Series 2020-1A, Class A 1.740%, 10/20/37 144A	264,719	269

Short-Term Bond Portfolio

Structured Products (32.3%)	Shares/ Par +	Value $ (000’s)
Asset Backed Securities continued
Navient Private Education Refi Loan Trust, Series 2019-A, Class A2A 3.420%, 1/15/43 144A	497,148	511
Navient Private Education Refi Loan Trust, Series 2019-D, Class A2A 3.010%, 12/15/59 144A	311,954	326
Navient Private Education Refi Loan Trust, Series 2019-EA, Class A2A 2.640%, 5/15/68 144A	700,000	716
Navient Private Education Refi Loan Trust, Series 2020-A, Class A2A 2.460%, 11/15/68 144A	380,000	390
Navient Private Education Refi Loan Trust, Series 2020-CA, Class A2A 2.150%, 11/15/68 144A	1,205,000	1,238
Navient Private Education Refi Loan Trust, Series 2020-DA, Class A 1.690%, 5/15/69 144A	409,713	414
Navient Private Education Refi Loan Trust, Series 2020-GA, Class A 1.170%, 9/16/69 144A	264,263	265
Navient Student Loan Trust, Series 2019-2A, Class A1
0.418%, (ICE LIBOR USD 1 Month plus 0.270%), 2/27/68 144A	72,401	72
Navient Student Loan Trust, Series 2019-EA, Class A1 2.390%, 5/15/68 144A	5,720	6
Navient Student Loan Trust, Series 2019-GA, Class A 2.400%, 10/15/68 144A	1,006,425	1,033
Navient Student Loan Trust, Series 2020-HA, Class A 1.310%, 1/15/69 144A	149,836	151
Navient Student Loan Trust, Series 2021-BA, Class A 0.940%, 7/15/69 144A	615,000	614
Navistar Financial Dealer Note Master Trust, Series 2020-1, Class A
1.098%, (ICE LIBOR USD 1 Month plus 0.950%), 7/25/25 144A	395,000	398
Nelnet Student Loan Trust, Series 2020-1A, Class A
0.888%, (ICE LIBOR USD 1 Month plus 0.740%), 3/26/68 144A	162,831	162
Neuberger Berman CLO, Ltd., Series 2019-32A, Class AR
1.184%, (ICE LIBOR USD 3 Month plus 0.990%), 1/20/32 144A	955,000	956
Neuberger Berman CLO, Ltd., Series 2020-38A, Class A
1.552%, (ICE LIBOR USD 3 Month plus 1.300%), 10/20/32 144A	455,000	456
Neuberger Berman CLO, Ltd., Series 2021-40A, Class A
1.248%, (ICE LIBOR USD 3 Month plus 1.060%), 4/16/33 144A	270,000	270
Nissan Auto Lease Trust, Series 2020-A, Class A3 1.380%, 12/16/24	205,000	208

Structured Products (32.3%)	Shares/ Par +	Value $ (000’s)
Asset Backed Securities continued
Nissan Master Owner Trust Receivables, Series 2019-A, Class A
0.712%, (ICE LIBOR USD 1 Month plus 0.560%), 2/15/24	650,000	653
Nissan Master Owner Trust Receivables, Series 2019-B, Class A
0.582%, (ICE LIBOR USD 1 Month plus 0.430%), 11/15/23	785,000	787
OZLM VIII, Ltd., Series 2014-8A, Class A1RR
1.443%, (ICE LIBOR USD 3 Month plus 1.170%), 10/17/29 144A	481,213	481
Palmer Square CLO, Ltd., Series 2020-2A, Class A1A
1.904%, (ICE LIBOR USD 3 Month plus 1.700%), 7/15/31 144A	390,000	391
Reese Park CLO, Ltd., Series 2020-1A, Class A1
1.561%, (ICE LIBOR USD 3 Month plus 1.320%), 10/15/32 144A	445,000	445
Santander Drive Auto Receivables Trust, Series 2018-1, Class C 2.960%, 3/15/24	16,652	17
Santander Drive Auto Receivables Trust, Series 2019-1, Class B 3.210%, 9/15/23	4,490	4
Santander Drive Auto Receivables Trust, Series 2019-1, Class C 3.420%, 4/15/25	380,000	384
Santander Drive Auto Receivables Trust, Series 2019-2, Class B 2.790%, 1/16/24	223,359	225
Santander Drive Auto Receivables Trust, Series 2019-3, Class B 2.280%, 9/15/23	431,787	434
Santander Drive Auto Receivables Trust, Series 2019-C, Class A3 1.860%, 2/21/23 144A	295,000	299
Santander Drive Auto Receivables Trust, Series 2019-C, Class B 2.170%, 11/20/23 144A	215,000	220
Santander Drive Auto Receivables Trust, Series 2019-C, Class C 2.390%, 11/20/23 144A	360,000	369
Santander Drive Auto Receivables Trust, Series 2019-C, Class D 2.880%, 6/20/24 144A	425,000	439
Santander Drive Auto Receivables Trust, Series 2020-3, Class B 0.690%, 3/17/25	650,000	652
Santander Drive Auto Receivables Trust, Series 2020-4, Class C 1.010%, 1/15/26	400,000	401
Santander Drive Auto Receivables Trust, Series 2020-BA, Class C 1.290%, 4/15/26 144A	650,000	655
Santander Retail Auto Lease Trust, Series 2019-A, Class A3 2.770%, 6/20/22 144A	358,594	362
Santander Retail Auto Lease Trust, Series 2019-A, Class C 3.300%, 5/22/23 144A	330,000	338

Short-Term Bond Portfolio

Structured Products (32.3%)	Shares/ Par +	Value $ (000’s)

Asset Backed Securities continued
Santander Retail Auto Lease Trust, Series 2019-B, Class C 2.770%, 8/21/23 144A	305,000	313
Santander Retail Auto Lease Trust, Series 2020-A, Class D 2.520%, 11/20/24 144A	320,000	331
Santander Retail Auto Lease Trust, Series 2021-A, Class C 1.140%, 3/20/26 144A	1,030,000	1,028
Sierra Receivables Funding Co. LLC, Series 2016-3A, Class A
2.430%, 10/20/33 144A	81,755	82
3.510%, 7/20/37 144A	206,314	213
Sierra Receivables Funding Co. LLC, Series 2017-1A, Class A 2.910%, 3/20/34 144A	159,968	162
Sierra Timeshare Receivables Funding LLC, Series 2019-1A, Class A 3.200%, 1/20/36 144A	104,199	108
Sierra Timeshare Receivables Funding LLC, Series 2019-2, Class A 2.590%, 5/20/36 144A	349,263	358
Sierra Timeshare Receivables Funding LLC, Series 2019-3, Class A 2.340%, 7/15/38 144A	325,027	333
SLM Student Loan Trust, Series 2007-7, Class A4
0.575%, (ICE LIBOR USD 3 Month plus 0.330%), 1/25/22	171,340	167
SLM Student Loan Trust, Series 2008-1, Class A4
0.895%, (ICE LIBOR USD 3 Month plus 0.650%), 1/25/22	508,837	494
SMB Private Education Loan Trust, Series 2014-A, Class A3
1.652%, (ICE LIBOR USD 1 Month plus 1.500%), 4/15/32 144A	665,000	673
SMB Private Education Loan Trust, Series 2015-A, Class A2B
1.152%, (ICE LIBOR USD 1 Month plus 1.000%), 6/15/27 144A	55,184	55
SMB Private Education Loan Trust, Series 2016-C, Class A2B
1.252%, (ICE LIBOR USD 1 Month plus 1.100%), 9/15/34 144A	375,834	379
SMB Private Education Loan Trust, Series 2018-B, Class A2A 3.600%, 1/15/37 144A	218,314	232
SMB Private Education Loan Trust, Series 2018-B, Class A2B
0.872%, (ICE LIBOR USD 1 Month plus 0.720%), 1/15/37 144A	522,395	522
SMB Private Education Loan Trust, Series 2020-BA, Class A1A 1.290%, 7/15/53 144A	224,309	225
SMB Private Education Loan Trust, Series 2020-PTB, Class A2A 1.600%, 9/15/54 144A	1,460,000	1,466

Structured Products (32.3%)	Shares/ Par +	Value $ (000’s)

Asset Backed Securities continued
Symphony CLO XXVI, Ltd., Series 2021-26A, Class AR
1.189%, (ICE LIBOR USD 3 Month plus 1.080%), 4/20/33 144A	285,000	284
Synchrony Card Funding LLC, Series 2019- A2, Class A 2.340%, 6/16/25	840,000	861
Synchrony Credit Card Master Note Trust, Series 2016-2, Class C 2.950%, 5/15/24	522,306	524
Towd Point Mortgage Trust, Series 2015-1, Class A1 3.000%, (AFC), 1/28/58 144A	132,332	136
Towd Point Mortgage Trust, Series 2015-4, Class A1B 2.750%, (AFC), 4/25/55 144A	12,511	12
Towd Point Mortgage Trust, Series 2015-5, Class A1B 2.750%, (AFC), 5/25/55 144A	28,894	29
Towd Point Mortgage Trust, Series 2016-1, Class A1B 2.750%, (AFC), 2/25/55 144A	21,784	22
Towd Point Mortgage Trust, Series 2016-1, Class A3B 3.000%, (AFC), 2/25/55 144A	50,635	51
Towd Point Mortgage Trust, Series 2016-2, Class A1A 2.750%, (AFC), 8/25/55 144A	36,155	37
Towd Point Mortgage Trust, Series 2016-3, Class A1 2.250%, (AFC), 4/25/56 144A	21,189	21
Towd Point Mortgage Trust, Series 2017-1, Class A1 2.750%, (AFC), 10/25/56 144A	169,687	173
Towd Point Mortgage Trust, Series 2017-2, Class A1 2.750%, (AFC), 4/25/57 144A	111,563	113
Towd Point Mortgage Trust, Series 2017-3, Class A1 2.750%, (AFC), 7/25/57 144A	263,877	269
Towd Point Mortgage Trust, Series 2017-4, Class A1 2.750%, (AFC), 6/25/57 144A	154,249	159
Towd Point Mortgage Trust, Series 2017-6, Class A1 2.750%, (AFC), 10/25/57 144A	566,664	583
Towd Point Mortgage Trust, Series 2018-2, Class A1 3.250%, (AFC), 3/25/58 144A	745,151	777
Towd Point Mortgage Trust, Series 2018-5, Class A1A 3.250%, (AFC), 8/25/58 144A	510,864	524
Verizon Owner Trust, Series 2018-1A, Class C 3.200%, 9/20/22 144A	450,000	454
Volvo Financial Equipment LLC, Series 2018-1A, Class B 2.910%, 1/17/23 144A	210,000	213
World Omni Auto Receivables Trust, Series 2019-C, Class C 2.400%, 6/15/26	380,000	393

Short-Term Bond Portfolio

Structured Products (32.3%)	Shares/ Par +	Value $ (000’s)

Asset Backed Securities continued
World Omni Auto Receivables Trust, Series 2020-A, Class C 1.640%, 8/17/26	225,000	229
World Omni Select Auto Trust, Series 2020-A, Class B 0.840%, 6/15/26	270,000	270
World Omni Select Auto Trust, Series 2020-A, Class C 1.250%, 10/15/26	310,000	312

Total		60,147

Mortgage Securities (17.2%)
Angel Oak Mortgage Trust LLC, Series 2019-4, Class A 3.301%, (AFC), 7/26/49 144A	296,640	300
Angel Oak Mortgage Trust LLC, Series 2019-2, Class A1 3.628%, (AFC), 3/25/49 144A	186,508	190
Angel Oak Mortgage Trust LLC, Series 2019-2, Class M1 4.065%, (AFC), 3/25/49 144A	270,000	279
Angel Oak Mortgage Trust LLC, Series 2020-3, Class A1 1.691%, (AFC), 4/25/65 144A	492,390	497
Angel Oak Mortgage Trust LLC, Series 2020-3, Class A3 2.872%, (AFC), 4/25/65 144A	183,728	187
Angel Oak Mortgage Trust LLC, Series 2020-5, Class A2 1.579%, (AFC), 5/25/65 144A	275,716	277
Angel Oak Mortgage Trust LLC, Series 2020-6, Class A1 1.261%, (AFC), 5/25/65 144A	347,876	349
Angel Oak Mortgage Trust LLC, Series 2021-1, Class A1 0.909%, (AFC), 1/25/66 144A	918,059	916
Angel Oak Mortgage Trust LLC, Series 2021-1, Class A2 1.115%, (AFC), 1/25/66 144A	268,581	268
Atrium Hotel Portfolio Trust, Series 2017- ATRM, Class A
1.082%, (ICE LIBOR USD 1 Month plus 0.930%), 12/15/36 144A	520,000	520
Austin Fairmont Hotel Trust , Series 2019- FAIR, Class A
1.202%, (ICE LIBOR USD 1 Month plus 1.050%), 9/15/32 144A	545,000	545
BAMLL Commercial Mortgage Securities Trust, Series 2018-DSNY, Class A
1.002%, (ICE LIBOR USD 1 Month plus 0.850%), 9/15/34 144A	460,000	460
Banc of America Commercial Mortgage Trust, Series 2017-BNK3, Class A1 1.957%, 2/15/50	34,510	35
BANK, Series 2017-BNK4, Class A1 2.002%, 5/15/50	105,029	105
BANK, Series 2019-BNK24, Class A1 2.056%, 11/15/62	196,466	200

Structured Products (32.3%)	Shares/ Par +	Value $ (000’s)

Mortgage Securities continued
BX Commercial Mortgage Trust, Series 2020- BXLP, Class C
1.272%, (ICE LIBOR USD 1 Month plus 1.120%), 12/15/36 144A	359,272	359
BX Commercial Mortgage Trust, Series 2020- BXLP, Class D
1.402%, (ICE LIBOR USD 1 Month plus 1.250%), 12/15/36 144A	344,302	344
BX Trust, Series 2018-GW, Class A
0.952%, (ICE LIBOR USD 1 Month plus 0.800%), 5/15/35 144A	1,095,000	1,095
BX Trust, Series 2019-XL, Class B
1.232%, (ICE LIBOR USD 1 Month plus 1.080%), 10/15/36 144A	352,692	353
CD Commercial Mortgage Trust, Series 2017- CD3, Class A1 1.965%, 2/10/50	21,836	22
CGDB Commercial Mortgage Trust, Series 2019-MOB, Class D
1.802%, (ICE LIBOR USD 1 Month plus 1.650%), 11/15/36 144A	660,000	657
CIM Trust, Series 2020-INV1, Class A2 2.500%, (AFC), 4/25/50 144A	601,235	606
Citigroup Commercial Mortgage Trust, Series 2013-375P, Class B 3.518%, (CSTR), 5/10/35 144A	435,000	451
Citigroup Commercial Mortgage Trust, Series 2013-375P, Class C 3.635%, (CSTR), 5/10/35 144A	255,000	260
Citigroup Mortgage Loan Trust, Series 2019- IMC1, Class A1 2.720%, (AFC), 7/25/49 144A	226,802	231
Citigroup Mortgage Loan Trust, Series 2020- EXP2, Class A3 2.500%, 8/25/50 144A	653,426	664
Cold Storage Trust, Series 2020-ICE5, Class B
1.459%, (ICE LIBOR USD 1 Month plus 1.300%), 11/15/37 144A	550,475	551
COLT Funding LLC, Series 2020-3, Class A1 1.506%, (AFC), 4/27/65 144A	181,046	182
COLT Mortgage Loan Trust, Series 2019-3, Class A1 2.764%, (AFC), 8/25/49 144A	237,559	239
COMM Mortgage Trust, Series 2013-300P, Class A1 4.353%, 8/10/30 144A	275,000	293
COMM Mortgage Trust, Series 2020-CBM, Class D 3.754%, (CSTR), 11/13/39 144A	235,000	226
Commercial Mortgage Pass Through Certificates, Series 2014-CR15, Class B 4.842%, (CSTR), 2/10/47	435,000	475
Commercial Mortgage Pass Through Certificates, Series 2014-CR19, Class D 4.868%, (CSTR), 8/10/47 144A	185,000	178
Commercial Mortgage Pass Through Certificates, Series 2014-UBS2, Class B 4.701%, 3/10/47	480,000	520

Short-Term Bond Portfolio

Structured Products (32.3%)	Shares/ Par +	Value $ (000’s)

Mortgage Securities continued
Commercial Mortgage Pass Through Certificates, Series 2014-UBS5, Class A4 3.838%, 9/10/47	630,000	686
Commercial Mortgage Pass Through Certificates, Series 2015-CR22, Class B 3.926%, (AFC), 3/10/48	235,000	255
Commercial Mortgage Pass Through Certificates, Series 2015-CR22, Class C 4.106%, (CSTR), 3/10/48	440,000	468
Commercial Mortgage Pass Through Certificates, Series 2015-LC23, Class A2 3.221%, 10/10/48	413,221	407
Commercial Mortgage Pass Through Certificates, Series 2017-COR2, Class A1 2.111%, 9/10/50	71,612	72
Connecticut Avenue Securities Trust, Series 2020-R01, Class 1M1
0.948%, (ICE LIBOR USD 1 Month plus 0.800%), 1/25/40 144A	19,850	20
Credit Suisse Mortgage Capital Certificates, Series 2019-ICE4, Class C
1.582%, (ICE LIBOR USD 1 Month plus 1.430%), 5/15/36 144A	515,000	515
Credit Suisse Mortgage Capital Certificates, Series 2019-ICE4, Class D
1.752%, (ICE LIBOR USD 1 Month plus 1.600%), 5/15/36 144A	405,000	405
Credit Suisse Mortgage Capital Certificates, Series 2020-NET, Class A 2.256%, 8/15/37 144A	205,000	209
Credit Suisse Mortgage Capital Certificates, Series 2020-NET, Class D 3.828%, (CSTR), 8/15/37 144A	445,000	453
CSAIL Commercial Mortgage Trust, Series 2015-C3, Class A4 3.718%, 8/15/48	305,000	333
CSAIL Commercial Mortgage Trust, Series 2017-CX9, Class A1 2.024%, 9/15/50	32,146	32
CSAIL Commerical Mortgage Trust, Series 2019-C16, Class A1 2.360%, 6/15/52	212,863	218
Deephaven Residential Mortgage Trust, Series 2017-1A, Class A3 3.485%, (CSTR, AFC), 12/26/46 144A	7,203	7
Deephaven Residential Mortgage Trust, Series 2019-2A, Class A3 3.763%, (AFC), 4/25/59 144A	194,072	195
Deephaven Residential Mortgage Trust, Series 2019-2A, Class M1 3.921%, (AFC), 4/25/59 144A	195,000	197
Deephaven Residential Mortgage Trust, Series 2019-3A, Class A1 2.964%, (AFC), 7/25/59 144A	325,251	328
Deephaven Residential Mortgage Trust, Series 2021-1A, Class A3 1.128%, (AFC), 5/25/65 144A	245,773	245
Ellington Financial Mortgage Trust, Series 2019-2, Class A3 3.046%, (AFC), 11/25/59 144A	163,702	167

Structured Products (32.3%)	Shares/ Par +	Value $ (000’s)

Mortgage Securities continued
Ellington Financial Mortgage Trust, Series 2020-1, Class A1 2.006%, (AFC), 6/25/65 144A	515,820	523
Ellington Financial Mortgage Trust, Series 2021-1, Class A1 0.797%, (AFC), 2/25/66 144A	199,044	199
Ellington Financial Mortgage Trust, Series 2021-1, Class A3 1.106%, (AFC), 2/25/66 144A	165,061	165
FDIC Guaranteed Notes Trust, Series 2010- S2, Class 2A 2.570%, 7/29/47 144A	15,209	15
Federal National Mortgage Association, Series 2017-C02, Class 2ED3
1.498%, (ICE LIBOR USD 1 Month plus 1.350%), 9/25/29	186,165	186
Federal Home Loan Bank
4.000%, 12/1/49	160,846	175
4.500%, 5/1/50	132,319	145
Federal Home Loan Mortgage Corp.
3.000%, 11/1/34	61,221	65
3.500%, 3/1/46	54,514	59
5.000%, 12/1/41	215,622	243
5.500%, 5/1/22	9,751	10
6.000%, 9/1/34	1,563	2
6.000%, 2/1/35	32,359	37
6.000%, 9/1/35	10,641	13
6.000%, 1/1/38	2,329	3
7.000%, 3/1/39	66,113	77
7.500%, 6/1/38	64,301	74
Federal Home Loan Mortgage Corp., Series 2014-DNA3, Class M1
4.148%, (ICE LIBOR USD 1 Month plus 4.000%), 8/25/24	142,455	145
Federal Home Loan Mortgage Corp., Series 2016-DNA2, Class M3
4.798%, (ICE LIBOR USD 1 Month plus 4.650%), 10/25/28	331,278	347
Federal Home Loan Mortgage Corp., Series 2016-DNA3, Class M3
4.848%, (ICE LIBOR USD 1 Month plus 4.700%), 4/25/28	461,524	478
Federal Home Loan Mortgage Corp., Series 2017-DNA2, Class M1
1.348%, (ICE LIBOR USD 1 Month plus 1.200%), 10/25/29	100,064	100
Federal Home Loan Mortgage Corp., Series 2017-SC02, Class M1 3.820%, (CSTR), 5/25/47 144A	33,097	33
Federal Home Loan Mortgage Corp., Series 2018-DNA2, Class M1
0.948%, (ICE LIBOR USD 1 Month plus 0.800%), 12/25/30 144A	108,869	109
Federal Home Loan Mortgage Corp., Series 2018-HQA2, Class M1
0.898%, (ICE LIBOR USD 1 Month plus 0.750%), 10/25/48 144A	30,677	31
Federal Home Loan Mortgage Corp., Series 3713, Class PA 2.000%, 2/15/40	167,274	171

Short-Term Bond Portfolio

Structured Products (32.3%)	Shares/ Par +	Value $ (000’s)

Mortgage Securities continued
Federal Home Loan Mortgage Corp., Series 3718, Class BC 2.000%, 2/15/25	6,434	6
Federal Home Loan Mortgage Corp., Series 4092, Class CL 1.250%, 6/15/27	492,681	499
Federal Home Loan Mortgage Corp., Series DNA3, Class M1
0.898%, (ICE LIBOR USD 1 Month plus 0.750%), 3/25/30	46,878	47
Federal National Mortgage Association
2.500%, 10/1/22	88,005	92
2.500%, 12/1/22	24,094	25
2.500%, 11/1/50	176,021	181
3.000%, 6/1/22	18,212	19
3.000%, 4/1/24	100,616	106
3.000%, 9/1/28	316,779	335
3.000%, 12/1/34	143,026	152
3.000%, 3/1/35	56,708	60
3.500%, 5/1/27	341,441	367
3.500%, 4/1/46	398,996	427
3.500%, 2/1/48	106,571	113
4.000%, 1/1/47	114,060	123
4.000%, 2/1/49	29,380	31
4.000%, 11/1/49	84,258	90
4.000%, 12/1/49	36,737	39
4.000%, 1/1/50	356,809	383
4.500%, 5/1/40	77,123	87
4.500%, 9/1/40	70,023	78
4.500%, 5/1/41	128,749	145
4.500%, 8/1/48	57,904	63
4.500%, 9/1/48	57,916	63
4.500%, 10/1/48	319,329	350
4.500%, 11/1/48	85,926	94
4.500%, 12/1/48	442,520	482
4.500%, 5/1/49	217,305	237
4.500%, 1/1/50	40,110	44
5.000%, 10/1/33	106,837	124
5.000%, 6/1/40	65,096	75
5.000%, 7/1/45	110,295	128
5.000%, 9/1/48	127,646	141
5.000%, 2/1/49	70,247	78
5.000%, 8/1/49	52,099	58
5.500%, 8/1/37	61,998	73
5.500%, 2/1/38	233,741	273
6.000%, 8/1/22	5,383	5
6.000%, 3/1/34	53,536	63
6.000%, 8/1/34	150,330	174
6.000%, 11/1/34	5,479	7
6.000%, 12/1/34	1,907	2
6.000%, 4/1/35	3,436	4
6.000%, 5/1/38	2,355	3
6.000%, 10/1/40	115,838	138
6.000%, 2/1/49	499,741	605
6.500%, 7/1/32	17,211	20
6.500%, 12/1/32	17,619	20
Federal National Mortgage Association, Series 2011-113, Class AG 2.500%, 11/25/26	92,458	95

Structured Products (32.3%)	Shares/ Par +	Value $ (000’s)

Mortgage Securities continued
Federal National Mortgage Association, Series 2013-74, Class AD 2.000%, 7/25/23	57,658	58
Federal National Mortgage Association, Series 2017-90, Class KA 3.000%, 11/25/47	300,920	319
Federal National Mortgage Association, Series 2017-C04, Class 2ED2
1.248%, (ICE LIBOR USD 1 Month plus 1.100%), 11/25/29	599,501	586
Federal National Mortgage Association, Series 2017-C05, Class 1ED3
1.348%, (ICE LIBOR USD 1 Month plus 1.200%), 1/25/30	254,802	251
Federal National Mortgage Association, Series 2018-44, Class PC 4.000%, 6/25/44	240,366	245
Federal National Mortgage Association, Series 2018-C01, Class 1ED2
0.998%, (ICE LIBOR USD 1 Month plus 0.850%), 7/25/30	405,849	401
Federal National Mortgage Association, Series 2018-C03, Class 1EB2
0.998%, (ICE LIBOR USD 1 Month plus 0.850%), 10/25/30	660,000	650
Flagstar Mortgage Trust, Series 2020-1INV, Class A11
0.998%, (ICE LIBOR USD 1 Month plus 0.850%), 3/25/50 144A	235,846	236
FWD Securitization Trust, Series 2020-INV1, Class A-1 2.240%, (AFC), 1/25/50 144A	574,741	585
Galton Funding Mortgage Trust, Series 2018-1, Class A33 3.500%, (AFC), 11/25/57 144A	131,093	134
Galton Funding Mortgage Trust, Series 2019-1, Class A21 4.500%, (AFC), 2/25/59 144A	234,790	241
Galton Funding Mortgage Trust, Series 2019-1, Class A32 4.000%, (AFC), 2/25/59 144A	92,233	94
Galton Funding Mortgage Trust, Series 2019- H1, Class M1 3.339%, (AFC), 10/25/59 144A	260,000	263
Galton Funding Mortgage Trust, Series 2020- H1, Class A1 2.310%, (AFC), 1/25/60 144A	177,188	180
Galton Funding Mortgage Trust, Series 2020- H1, Class M1 2.832%, (AFC), 1/25/60 144A	285,000	287
GCAT LLC, Series 2021-GCTA, Class A
0.906%, (ICE LIBOR USD 1 Month plus 0.800%), 2/15/38 144A	335,000	335
Government National Mortgage Association
3.500%, 12/20/42	5,230	6
3.500%, 9/20/43	72,947	79
4.000%, 3/20/48	143,747	156
4.000%, 4/20/50	393,430	432
4.000%, 5/1/45	330,000	353
5.000%, 3/20/34	306,946	348
5.000%, 1/20/48	65,677	73

Short-Term Bond Portfolio

Structured Products (32.3%)	Shares/ Par +	Value $ (000’s)
Mortgage Securities continued
5.000%, 2/20/48	353,939	394
5.500%, 6/20/37	66,070	78
5.500%, 9/15/45	209,848	248
5.500%, 3/20/48	45,099	50
5.500%, 12/20/48	37,022	41
5.500%, 2/20/49	430,398	474
Great Wolf Trust, Series 2019-WOLF, Class A
1.186%, (ICE LIBOR USD 1 Month plus 1.034%), 12/15/36 144A	255,000	255
Great Wolf Trust, Series 2019-WOLF, Class C
1.785%, (ICE LIBOR USD 1 Month plus 1.633%), 12/15/36 144A	270,000	267
GS Mortgage Securities Trust, Series 2019- SOHO, Class A
1.052%, (ICE LIBOR USD 1 Month plus 0.900%), 6/15/36 144A	345,000	345
GS Mortgage Securities Trust, Series 2014- EB1A, Class 2A1 2.440%, (CSTR), 7/25/44 144A	8,191	8
Homeward Opportunities Fund I Trust, Series 2019-1, Class A1 3.454%, (AFC), 1/25/59 144A	272,668	275
Homeward Opportunities Fund I Trust, Series 2019-1, Class A3 3.606%, (AFC), 1/25/59 144A	281,987	284
Homeward Opportunities Fund I Trust, Series 2019-3, Class A1 2.675%, (AFC), 11/25/59 144A	233,751	237
Homeward Opportunities Fund I Trust, Series 2020-2, Class A1 1.657%, (AFC), 5/25/65 144A	276,426	278
InTown Hotel Portfolio Trust, Series 2018- STAY, Class A
0.852%, (ICE LIBOR USD 1 Month plus 0.700%), 1/15/33 144A	115,000	115
InTown Hotel Portfolio Trust, Series 2018- STAY, Class C
1.402%, (ICE LIBOR USD 1 Month plus 1.250%), 1/15/33 144A	100,000	100
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2020-609M, Class B
1.929%, (ICE LIBOR USD 1 Month plus 1.770%), 10/15/33 144A	540,000	542
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2020-609M, Class C
2.329%, (ICE LIBOR USD 1 Month plus 2.170%), 10/15/33 144A	440,000	441
JP Morgan Mortgage Trust, Series 2020-INV1, Class A11
1.005%, (ICE LIBOR USD 1 Month plus 0.830%), (AFC), 8/25/50 144A	129,472	130
JP Morgan Mortgage Trust, Series 2020-INV1, Class A15 3.500%, (AFC), 8/25/50 144A	210,769	217
JP Morgan Mortgage Trust, Series 2020-LTV1, Class A4 3.500%, (AFC), 6/25/50 144A	299,274	302
JPMBB Commercial Mortgage Securities Trust, Series 2014-C23, Class A5 3.934%, 9/15/47	540,000	587

Structured Products (32.3%)	Shares/ Par +	Value $ (000’s)
Mortgage Securities continued
JPMCC Commercial Mortgage Securities Trust, Series 2019-BKWD, Class B
1.502%, (ICE LIBOR USD 1 Month plus 1.350%), 9/15/29 144A	790,000	789
JPMCC Commercial Mortgage Securities Trust, Series 2019-BKWD, Class C
1.752%, (ICE LIBOR USD 1 Month plus 1.600%), 9/15/29 144A	250,000	250
KKR Industrial Portfolio Trust, Series 2021-KDIP, Class C
1.106%, (ICE LIBOR USD 1 Month plus 1.000%), 12/15/37 144A	210,000	210
KKR Industrial Portfolio Trust, Series 2021-KDIP, Class D
1.356%, (ICE LIBOR USD 1 Month plus 1.250%), 12/15/37 144A	155,000	155
Merit, Series 2020-HILL, Class B
1.552%, (ICE LIBOR USD 1 Month plus 1.400%), 8/15/37 144A	205,000	206
Merit, Series 2020-HILL, Class C
1.852%, (ICE LIBOR USD 1 Month plus 1.700%), 8/15/37 144A	185,000	186
Merit, Series 2020-HILL, Class D
2.502%, (ICE LIBOR USD 1 Month plus 2.350%), 8/15/37 144A	250,000	251
MFRA Trust, Series 2021-INV1, Class A1 0.852%, (AFC), 1/25/56 144A	371,376	370
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C18, Class AS 4.110%, (AFC), 10/15/47	185,000	200
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C30, Class A1 1.389%, 9/15/49	11,963	12
Morgan Stanley Capital I Trust, Series 2014-150E, Class A 3.912%, 9/9/32 144A	610,000	657
Morgan Stanley Capital I Trust, Series 2019-MEAD, Class D 3.283%, (CSTR), 11/10/36 144A	480,000	470
Morgan Stanley Capital I Trust, Series 2019-NUGS, Class D
3.300%, (ICE LIBOR USD 1 Month plus 1.800%), 12/15/36 144A	315,000	316
New Orleans Hotel Trust, Series 2019-HNLA, Class B
1.441%, (ICE LIBOR USD 1 Month plus 1.289%), 4/15/32 144A	790,000	781
New Residential Mortgage Loan Trust, Series 2019-NQM2, Class A1 1.650%, (AFC), 5/24/60 144A	395,945	401
New Residential Mortgage Loan Trust, Series 2019-NQM3, Class A1 2.802%, (AFC), 7/25/49 144A	301,641	303
New Residential Mortgage Loan Trust, Series 2019-NQM3, Class A3 3.086%, (AFC), 7/25/49 144A	171,175	171
New Residential Mortgage Loan Trust, Series 2019-NQM5, Class A1 2.710%, (AFC), 11/25/59 144A	380,497	390

Short-Term Bond Portfolio

Structured Products (32.3%)	Shares/ Par +	Value $ (000’s)
Mortgage Securities continued
New Residential Mortgage Loan Trust, Series 2020-NQM1, Class A1 2.464%, (AFC), 1/26/60 144A	350,261	355
New Residential Mortgage Loan Trust, Series 2021-NQM1R, Class A1 0.943%, (AFC), 7/25/55 144A	805,012	803
OBX Trust, Series 2019-EXP2, Class 2A1A
1.048%, (ICE LIBOR USD 1 Month plus 0.900%), 7/25/59 144A	139,183	140
OBX Trust, Series 2019-EXP2, Class 2A2
1.348%, (ICE LIBOR USD 1 Month plus 1.200%), 7/25/59 144A	307,778	306
OBX Trust, Series 2019-EXP3, Class 2A1
1.048%, (ICE LIBOR USD 1 Month plus 0.900%), (AFC), 10/25/59 144A	377,037	378
OBX Trust, Series 2020-INV1, Class A5 3.500%, (AFC), 12/25/49 144A	131,496	134
OBX Trust, Series 2021-NQM1, Class A1 1.072%, (AFC), 2/25/66 144A	780,000	781
ONE Park Mortgage Trust, Series 2021-PARK, Class B
1.056%, (ICE LIBOR USD 1 Month plus 0.950%), 3/15/36 144A	755,000	752
ONE Park Mortgage Trust, Series 2021-PARK, Class C
1.206%, (ICE LIBOR USD 1 Month plus 1.100%), 3/15/36 144A	405,000	401
Onslow Bay Financial LLC, Series 2020-EXP1, Class 1A8 3.500%, 2/25/60 144A	317,173	326
Onslow Bay Financial LLC, Series 2020-EXP1, Class 2A1
0.898%, (ICE LIBOR USD 1 Month plus 0.750%), 2/25/60 144A	512,793	516
Onslow Bay Financial LLC, Series 2020-EXP1, Class 2A2
1.098%, (ICE LIBOR USD 1 Month plus 0.950%), 2/25/60 144A	305,159	305
Onslow Bay Financial LLC, Series 2020-EXP2, Class A8 3.000%, (AFC), 5/25/60 144A	496,447	508
Onslow Bay Financial LLC, Series 2020-EXP2, Class A9 3.000%, (AFC), 5/25/60 144A	124,112	127
Onslow Bay Financial LLC, Series 2020-EXP3, Class 1A8 3.000%, (AFC), 1/25/60 144A	429,332	442
Sequoia Mortgage Trust, Series 2018-CH1, Class A11 3.500%, (AFC), 2/25/48 144A	58,188	58
Sequoia Mortgage Trust, Series 2018-CH2, Class A21 4.000%, (AFC), 6/25/48 144A	95,250	97
Sequoia Mortgage Trust, Series 2018-CH2, Class A3 4.000%, (AFC), 6/25/48 144A	219,710	223
Sequoia Mortgage Trust, Series 2018-CH3, Class A19 4.500%, (AFC), 8/25/48 144A	50,986	53

Structured Products (32.3%)	Shares/ Par +	Value $ (000’s)
Mortgage Securities continued
Sequoia Mortgage Trust, Series 2018-CH4, Class A2 4.000%, (AFC), 10/25/48 144A	74,963	76
SG Residential Mortgage Trust, Series 2019-3, Class A2 2.877%, (AFC), 9/25/59 144A	353,225	357
Slide, Series 2018-FUN, Class D
2.002%, (ICE LIBOR USD 1 Month plus 1.850%), 6/15/31 144A	361,143	352
STACR Trust, Series 2018-DNA2, Class M2
1.098%, (ICE LIBOR USD 1 Month plus 0.950%), 12/25/30 144A	460,000	460
STACR Trust, Series 2018-DNA3, Class M1
0.898%, (ICE LIBOR USD 1 Month plus 0.750%), 9/25/48 144A	874	1
STACR Trust, Series 2018-DNA3, Class M2
1.048%, (ICE LIBOR USD 1 Month plus 0.900%), 9/25/48 144A	340,000	341
STACR Trust, Series 2018-HRP2, Class M2
1.398%, (ICE LIBOR USD 1 Month plus 1.250%), 2/25/47 144A	226,411	227
STACR Trust, Series 2020-DNA2, Class M1
0.898%, (ICE LIBOR USD 1 Month plus 0.750%), 2/25/50 144A	139,266	139
STACR Trust, Series 2020-DNA4, Class M1
1.648%, (ICE LIBOR USD 1 Month plus 1.500%), 8/25/50 144A	66,110	66
STACR Trust, Series 2020-DNA5, Class M1
1.382%, (US 30 Day Average SOFR plus 1.300%), 10/25/50 144A	164,688	165
STACR Trust, Series 2020-DNA6, Class M1
0.977%, (US 30 Day Average SOFR plus 0.900%), 12/25/50 144A	184,055	184
STACR Trust, Series 2020-HQA2, Class M1
1.248%, (ICE LIBOR USD 1 Month plus 1.100%), 3/25/50 144A	486,599	487
STACR Trust, Series 2020-HQA4, Class M1
1.452%, (ICE LIBOR USD 1 Month plus 1.300%), 9/25/50 144A	156,133	156
STACR Trust, Series 2020-HQA5, Class M1
1.182%, (US 30 Day Average SOFR plus 1.100%), 11/25/50 144A	239,756	240
STACR Trust, Series 2021-DNA1, Class M1
0.667%, (SOFR30A plus 0.650%), 1/25/51 144A	225,000	225
STACR Trust, Series 2021-DNA2, Class M1
0.817%, (SOFR30A plus 0.800%), 8/25/33 144A	485,000	485
STACR Trust, Series 2021-HQA1, Class M1
0.717%, (SOFR30A plus 0.700%), 8/25/33 144A	760,000	759
Starvest Emerging Markets CBO, Series 2019-IMC1, Class A1 3.468%, (AFC), 4/25/49 144A	145,564	145
Starwood Mortgage Residential Trust, Series 2018-IMC2, Class A3 4.376%, (AFC), 10/25/48 144A	230,519	235
Starwood Mortgage Residential Trust, Series 2019-1, Class A1 2.941%, (AFC), 6/25/49 144A	213,483	215

Short-Term Bond Portfolio

Structured Products (32.3%)	Shares/ Par +	Value $ (000’s)
Mortgage Securities continued
Starwood Mortgage Residential Trust, Series 2019-1, Class A3 3.299%, (AFC), 6/25/49 144A	237,019	238
Starwood Mortgage Residential Trust, Series 2019-INV1, Class A1 2.610%, (AFC), 9/27/49 144A	51,767	53
Starwood Mortgage Residential Trust, Series 2019-INV1, Class A3 2.916%, (AFC), 9/27/49 144A	181,793	184
Starwood Mortgage Residential Trust, Series 2020-1, Class A2 2.408%, (AFC), 2/25/50 144A	208,100	212
Uniform Mortgage Backed Security TBA
2.000%, 4/19/36	1,105,000	1,134
2.000%, 5/13/51	105,000	105
3.000%, 4/10/49	485,000	505
Verus Securitization Trust, Series 2019-2, Class A1 3.211%, (AFC), 5/25/59 144A	207,808	208
Verus Securitization Trust, Series 2019-4, Class A3 3.000%, (AFC), 11/25/59 144A	501,656	509
Verus Securitization Trust, Series 2019-INV1, Class A1 3.402%, (AFC), 12/25/59 144A	108,804	110
Verus Securitization Trust, Series 2019-INV2, Class A1 2.913%, (AFC), 7/25/59 144A	439,185	447
Verus Securitization Trust, Series 2019-INV2, Class A2 3.117%, (AFC), 7/25/59 144A	370,190	378
Verus Securitization Trust, Series 2019-INV3, Class A3
1.977%, (AFC), 4/25/60 144A	85,101	86
3.100%, (AFC), 11/25/59 144A	303,378	309
Verus Securitization Trust, Series 2020-1, Class A1 2.417%, (AFC), 1/25/60 144A S	482,690	488
Verus Securitization Trust, Series 2020-1, Class A3 2.724%, (AFC), 1/25/60 144A	303,936	307
Verus Securitization Trust, Series 2020-2, Class A1 2.226%, (AFC), 5/25/60 144A	731,519	739
Verus Securitization Trust, Series 2020-5, Class A3 1.733%, (AFC), 5/25/65 144A S	210,879	211
Verus Securitization Trust, Series 2021-1, Class A3 1.155%, (AFC), 1/25/66 144A	193,522	193
Verus Securitization Trust, Series 2021-2, Class A1 0.815%, (AFC), 1/25/66 144A	237,064	236
Verus Securitization Trust, Series 2021-2, Class A2 1.052%, (AFC), 1/25/66 144A	328,987	327
Verus Securitization Trust, Series 2021-R1, Class A2 1.057%, (AFC), 10/25/63 144A	221,079	221

Structured Products (32.3%)	Shares/ Par +	Value $ (000’s)
Mortgage Securities continued
Verus Securitization Trust, Series 2021-R2, Class A1 0.918%, (AFC), 2/25/64 144A	520,000	520
Vista Point Securitization Trust, Series 2020-1, Class A1 1.763%, (AFC), 3/25/65 144A	205,156	207
Vista Point Securitization Trust, Series 2020-2, Class A3 2.496%, (AFC), 4/25/65 144A	170,629	173
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS2, Class A2 3.020%, 7/15/58	149,535	153
Wells Fargo Commercial Mortgage Trust, Series 2017-C39, Class A1 1.975%, 9/15/50	59,684	60
Wells Fargo Mortgage Backed Securities Trust, Series 2020-RR1, Class A17 3.000%, (AFC), 5/25/50 144A	106,238	107
WFRBS Commercial Mortgage Trust, Series 2012-C6, Class B 4.697%, 4/15/45	385,000	394
WFRBS Commercial Mortgage Trust, Series 2014-C23, Class A5 3.917%, 10/15/57	575,000	628
WFRBS Commercial Mortgage Trust, Series 2014-LC14, Class A5 4.045%, 3/15/47	325,000	351

Total		68,186

Total Structured Products (Cost: $127,053)		128,333

Short-Term Investments (3.1%)
Commercial Paper (1.5%)
AT&T, Inc. 0.000%, 12/14/21b	1,300,000	1,297
Conagra Foods, Inc. 0.000%, 4/8/21b	1,805,000	1,805
Jabil, Inc. 0.000%, 4/15/21	930,000	930
Ovintiv, Inc. 0.000%, 4/26/21	1,690,000	1,689

Total		5,721

Consumer, Cyclical (0.0%)
Marriott International, Inc. 2.300%, 1/15/22	50,000	50

Total		50

Financial (0.2%)
Deutsche Bank AG 4.250%, 10/14/21	740,000	754

Total		754

Money Market Funds (1.4%)
State Street Institutional U.S. Government Money Market Fund - Premier Class

Short-Term Bond Portfolio

Short-Term Investments (3.1%)	Shares/ Par +	Value $ (000’s)

Money Market Funds continued
0.040%#	5,707,833	5,708

Total		5,708

Total Short-Term Investments (Cost: $12,230)		12,233

Total Investments (100.6%) (Cost: $393,872)@		399,598

Other Assets, Less Liabilities (-0.6%)		(2,649)

Net Assets (100.0%)		396,949

Exchange Traded or Centrally Cleared Derivatives

Futures

Issuer	Long/ Short	Currency	Notional Par (000’s)	Number of Contracts	Expiration Date	Notional Value (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)	Variation Margin (000’s)
Five-Year US Treasury Note Future	Short	USD	19,127	155	6/21	$19,127	$177	$26
Ten-Year US Treasury Note Future	Short	USD	9,034	69	6/21	9,035	236	17
Two-Year US Treasury Note Future	Long	USD	62,245	282	6/21	62,245	(59)	(13)
Ultra Long Term US Treasury Bond Future	Short	USD	862	6	6/21	862	8	2
							$362	$32

	Financial Derivative Assets				Financial Derivative Liabilities
Market Value
	Variation Margin (000’s)			Variation Margin (000’s)			(000’s)
	Swaps	Futures	Total	Swaps	Futures	Total	Options
Total Exchange-Traded or Centrally Cleared Derivatives	$–	$45	$45	$–	$(13)	$(13)	$–

+	All par is stated in U.S. Dollar unless otherwise noted.
§

Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. At March 31, 2021, the aggregate value of these securities was $12,276 (in thousands), representing 3.1% of net assets.

144A

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2021 the value of these securities (in thousands) was $143,288 representing 36.1% of the net assets.

b

Cash or securities with an aggregate value of $88,395 (in thousands) has been pledged as collateral for futures, swap contracts outstanding, short sales, when issued securities or written options on 3/31/2021.

S	Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
#	7-Day yield as of 3/31/2021.
@

At March 31, 2021, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $393,868 and the net unrealized appreciation of investments based on that cost was $6,092 which is comprised of $6,610 aggregate gross unrealized appreciation and $518 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

Short-Term Bond Portfolio

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification  defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is  based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s Investments at March 31, 2021.

	Valuation Inputs
Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Municipal Bonds	$—	$3,228	$—
Corporate Bonds	—	203,361	—
Governments	—	52,444	—
Structured Products	—	128,333	—
Short-Term Investments
Money Market Funds	5,708	—	—
All Others	—	6,525	—
Other Financial Instruments^
Futures	420	—	—

Total Assets:	$6,128	$393,891	$—

Liabilities:
Other Financial Instruments^
Futures	(59)	—	—

Total Liabilities:	$(59)	$—	$—

^ Other financial instruments are derivative instruments such as futures and forwards, which are valued at the unrealized appreciation (depreciation) on the instrument, and securities sold short, reverse repurchase agreements, written options and swaps contracts, which are valued at market value.

Abbreviations

Abbreviations that may be used in the preceding statements

ADR	American Depositary Receipt
AFC	Available Funds Cap security - Security accrues interest at an assumed or uncapped rate. If the interest rate on the underlying loans is lower than the uncapped rate, then the security will pay at the lower rate.
CSTR	Collateral Strip Rate security - interest is based on the weighted net interest rate of the collateral.
EXE	Security receives collateral principal and interest paid which exceeds the amount of principal and income obligated to all bonds in the deal.
IO	Interest Only Security
PO	Principal Only Security
GDR	Global Depositary Receipt
GO	General Obligation
RB	Revenue Bond
CPURNSA	U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
ICE	Intercontinental Exchange
SONIO	Sterling Overnight Interbank Average Rate
DAC	Designated Activity Company
TBA	To Be Announced
OIS	Overnight Index Swaps
DIFC	Dubai International Financial Centre

Currency Abbreviations
ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNH	Chinese Yuan Renminbi - Offshore
CNY	Chinese Yuan Renminbi
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KES	Kenyan Shilling
KRW	South Korean Won
MXN	Mexican New Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippines Peso
PLN	Polish Zloty
RUB	Russian Ruble
SEK	Swedish Krona
THB	Thai Baht
TWD	Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand